Income Taxes	3 Months Ended
Mar. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

Note 7. Income Taxes

The Company had a negative effective tax rate of 48.4% for the three-month period ended March 31, 2019 compared to a negative effective tax rate of 9.3% for the three-month period ended March 31, 2018. The Company’s effective tax rate was primarily impacted by different geographic mixes of earnings and losses, as well as valuation allowance on losses of the Company's US subsidiaries.